Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

Line of Credit Agreements

On September 20, 2019, we entered into two separate Line of Credit Agreements (“LOC Agreements”) with DKBK Enterprises, LLC (“DKBK”) and current shareholder CorLyst, LLC (“CorLyst”), both related parties (“Lenders”), which provide a revolving commitment of up to $700,000 each ($1.4 million total). Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The Lenders have the right to convert all or any portion of the debt and interest into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share, (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, or (iii) at an adjusted price; all as defined in the 2019 Senior Note agreement. The Lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share. Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both Lenders. CorLyst directly holds 1,073,050 shares of Processa common stock, representing approximately 19.6% of the Company’s outstanding shares of voting capital stock at December 31, 2019.

2019 Senior Notes

During the fourth quarter of 2019 existing shareholders purchased $805,000 of 8% Senior Convertible Notes (“2019 Senior Notes”) from us. The 2019 Senior Notes bear interest at 8% per year and if converted, the interest is payable in kind (in common stock). The 2019 Senior Notes mature on December 15, 2020. At March 31, 2020 and December 31, 2019, we had $805,000 of 2019 Senior Notes outstanding.

The 2019 Senior Notes are convertible by the holder upon (i) completion of listing our common stock on either the Nasdaq Capital Market or the New York Stock Exchange or if we raise at least $14 million, prior to December 15, 2020, the maturity date of the 2019 Senior Notes, in one or more qualified financings. If the 2019 Senior Notes are not paid or converted prior to their maturity date, the principal and any accrued interest will be automatically or mandatorily converted into our common stock. The 2019 Senior Notes, plus any accrued interest, is convertible into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 2019 Senior Note agreement, occurring after the closing of the 2019 Senior Note financing. Upon either mandatory conversion or conversion at the holder’s option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.

The 2019 Senior Notes provide the holders with (a) the option of receiving 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the 2019 Senior Notes; (b) weighted-average anti-dilution protection in event of any sale of securities at a net consideration per share that is less than the applicable conversion price per share to the holder until we have raised an additional $14 million from the sale of certain securities; and (c) certain preemptive rights pro rata to their respective interests through December 31, 2021.

The 2019 Senior Notes contains negative covenants that do not permit us to incur additional indebtedness or liens on property or assets owned, repurchase common stock, pay dividends, or enter into any transaction with affiliates of ours that would require disclosure in a public filing with the Securities and Exchange Commission. Upon an event of default, the outstanding principal amount of the Senior Notes, plus accrued but unpaid interest and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable in cash at the holder’s election, if not cured within the cure period.

We incurred $4,280 in debt issuance costs related to the 2019 Senior Notes. The debt issuance costs are amortized to interest expense using straight line amortization over the term of the 2019 Senior Notes.

Note 7 – Notes Payable

Line of Credit Agreements

On September 20, 2019, we entered into two separate Line of Credit Agreements (“LOC Agreements”) with DKBK Enterprises, LLC (“DKBK”) and current shareholder CorLyst, LLC (“CorLyst”), both related parties (“Lenders”), which provide a revolving commitment of up to $700,000 each ($1.4 million total). Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The lenders have the right to convert all or any portion of the debt and interest into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share, (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, or (iii) at an adjusted price; all as defined in the 2019 Senior Note agreement. The lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share. Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both Lenders. CorLyst beneficially owns 996,376 shares of Processa common stock, representing approximately 17.8% of the Company’s outstanding shares of voting capital stock at December 31, 2019.

We have not drawn any amounts under these LOC Agreements as of February 28, 2020.

Senior Convertible Notes

The balance of our Senior Convertible Notes at December 31, 2019 and 2018 was as follows:

	2019	2018
2019 Senior Notes	$805,000	$-
2017 Senior Notes	-	230,000
Less: Unamortized debt issuance costs	(2,497)	-
Balance	802,503	230,000
Current portion	(802,503)	(230,000)
Long term portion	$-	$-

Interest expense totaled $36,658 and $161,205 for the years ended December 31, 2019 and 2018, respectively. Included in interest expense is the amortization of the related debt issuance costs of $1,783, and $67,069 for the years ended December 31, 2019 and 2018, respectively. The Senior Notes and related accrued interest are classified as current liabilities in our consolidated balance sheets.

2019 Senior Notes

During the fourth quarter of 2019 existing shareholders purchased $805,000 of 8% Senior Convertible Notes (“2019 Senior Notes”) from us. The 2019 Senior Notes bear interest at 8% per year and if converted, the interest is payable in kind (in common stock). The 2019 Senior Notes mature on December 15, 2020.

The 2019 Senior Notes are convertible by the holder upon (i) completion of listing our common stock on either the Nasdaq Capital Market or the New York Stock Exchange or if we raise at least $14 million, prior to December 15, 2020, the maturity date of the 2019 Senior Notes, in one or more qualified financings. If the 2019 Senior Notes are not paid or converted prior to their maturity date, the principal and any accrued interest will be automatically or mandatorily converted into our common stock. The 2019 Senior Notes, plus any accrued interest is convertible into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 2019 Senior Note agreement, occurring after the closing of the 2019 Senior Note financing. Upon either mandatory conversion or conversion at the holder’s option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.

The 2019 Senior Notes provide the holders with (a) the option of receiving 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the 2019 Senior Notes; (b) weighted-average anti-dilution protection in event of any sale of securities at a net consideration per share that is less than the applicable conversion price per share to the holder until we have raised an additional $14 million from the sale of certain securities; and (c) certain preemptive rights pro rata to their respective interests through December 31, 2021.

The 2019 Senior Notes contains negative covenants that do not permit us to incur additional indebtedness or liens on property or assets owned, repurchase common stock, pay dividends, or enter into any transaction with affiliates of ours that would require disclosure in a public filing with the Securities and Exchange Commission. Upon an event of default, the outstanding principal amount of the Senior Notes, plus accrued but unpaid interest and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable in cash at the holder’s election, if not cured within the cure period.

We incurred $4,280 in debt issuance costs related to the 2019 Senior Notes. The debt issuance costs are amortized to interest expense using straight line amortization over the term of the 2019 Senior Notes.

2017 Senior Notes

In October and November of 2017, certain entities affiliated with current shareholders and other accredited investors purchased $2.58 million of our 8% Senior Convertible Notes (“2017 Senior Notes”) in a bridge financing undertaken by us to support our operations. The 2017 Senior Notes bore interest at 8% per year.

On May 25, 2018, pursuant to the mandatory and automatic conversion provisions of the Senior Notes, we converted $2,350,000 of the $2,580,000 outstanding Senior Notes, along with accrued interest of $114,333 into 172,327 shares of our common stock (at a conversion price of $14.30 per share) and issued to the debt holders warrants to purchase a total of 172,327 shares of common stock, exercisable for three years at an exercise price of $17.16. We also incurred costs totaling $82,502 related to our contractual obligations to file a resale registration statement related to this transaction with the SEC.

2017 Senior Notes totaling $230,000 held by Canadian investors remained outstanding at December 31, 2018. Although qualifying for automatic and mandatory conversion, they could not be converted until the Alberta Securities Commission released us from a cease trade order (which predated our merger with Heatwurx) and permitted us to issue common stock units (consisting of shares of our common stock and stock purchase warrants) to these Canadian investors. In June 2019, the Alberta Securities Commission released the cease trade order and assessed us a $10,000 fine, which was expensed. On July 2, 2019, we converted the remaining principal and related accrued interest of $28,930 into 18,107 shares of common stock and issued warrants to purchase 18,107 shares of common stock. We evaluated the warrants issued in this transaction and determined they should be classified as equity.

We incurred $154,800 in debt issuance costs on the 2017 Senior Notes in connection with a payment to the placement agent, which was reported as a reduction of the carrying amount of the 2017 Senior Notes on the face of the consolidated balance sheets. The debt issuance costs were amortized to interest expense using the effective interest rate method over the term of the Senior Convertible Notes. The effective interest rate on the 2017 Senior Notes was 7.72% before debt issuance costs, since no payments of interest are due until maturity and 13.96% including the debt issuance costs based on the repayment terms of the 2017 Senior Notes.